STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																				3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 31, 2024	Jan. 12, 2024	Dec. 08, 2023	Nov. 22, 2023	Nov. 17, 2023	Nov. 13, 2023	Nov. 12, 2023	Nov. 02, 2023	Aug. 19, 2023	Aug. 14, 2023	May 08, 2023	Mar. 31, 2023	Jan. 23, 2023	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	10,000,000						10,000,000													10,000,000		10,000,000	10,000,000
Preferred Stock,par value	$ 0.001						$ 0.001													$ 0.001		$ 0.001	$ 0.001
Common stock, par value	0.001						$ 0.001													0.001		$ 0.001	0.001
Warrant term							3 years					3 years	3 years			3 years						3 years
Warrant per share	$ 0.15																			$ 0.15			$ 0.23
Issued warrants, value																				$ 1,753,300
Preferred stock, shares issued	162						23													162		23	0
Preferred stock, shares outstanding	162						23													162		23	0
Common stock, shares authorized	500,000,000						500,000,000													500,000,000		500,000,000	500,000,000
Stock issuance, service value																					$ 140,739	$ 309,353	$ 973,293
Conversion of accrued compensation															$ 79,585
Stock price							$ 0.22												$ 0.125			$ 0.22
Common stock, shares issued	247,017,097						214,647,732													247,017,097		214,647,732	208,457,823
Common stock, shares outstanding	247,017,097						214,647,732													247,017,097		214,647,732	208,457,823
Options vested, shares																				6,566,000		22,646,000	11,323,000
Expiration date																			Dec. 31, 2027
Stock based compensation expense																				$ 189,248		$ 1,324,731	$ 0
Options vest value	$ 568,000						$ 757,000													$ 568,000		$ 757,000
Option description																				The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2024. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.		The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2024. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period
Warrants outstanding	2,614,783																			2,614,783			1,093,479
Purchase of preferred stock							216,000			$ 216,000		$ 216,000				$ 216,000
Issued warrant							$ 112,867			$ 112,867		$ 112,867				$ 112,867						$ 112,867
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted																						9,854,783
Number of shares issued				9,854,783
Warrants outstanding							10,073,479															10,073,479
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued						3,685,000
Conversion of accrued compensation															22,833			$ 18,000
Cashless conversion						5,360,000
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of accrued compensation															83,333			62,500
Kolodner [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of accrued compensation															41,667			31,250
Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of accrued compensation															$ 41,667			$ 31,250
Stock price																		$ 0.162
Officers Directors and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options issued																			56,615,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant per share							$ 0.24		$ 0.24		$ 0.24	$ 0.24	$ 0.24			$ 0.24	$ 0.23		$ 0.23			$ 0.24
Issued warrants, value									$ 12,537		$ 12,537									$ 156,746		$ 156,746
Number of shares issued							1,125,000		125,000		125,000	1,125,000	1,125,000			1,125,000	1,093,479			1,125,000		1,125,000
Warrants outstanding							41,540,000												1,093,479			41,540,000	41,540,000
Warrants exercise price																			$ 0.15
Warrants expiration date									Dec. 08, 2026		Nov. 17, 2026						May 08, 2026		May 11, 2027
Purchase of preferred stock									$ 24,000		$ 24,000
Cashless conversion			1,200,000
Warrant [Member] | Series A Convertible Non Voting Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding							52,738,479															52,738,479	51,613,479
Warrants issued																	1,125,000
Warrant [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant per share							$ 0.15										$ 0.15					$ 0.15
Warrants outstanding							8,980,000										41,540,000					8,980,000
Warrant [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					816,666
Cashless conversion					1,306,667
Warrant [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		1,041,667
Cashless conversion		1,666,667
Warrant [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					1,666,666
Cashless conversion					2,666,666
Warrant [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			251,250
Cashless conversion			400,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued warrants, value																			$ 820,080
Number of shares issued															3,844,073			879,628	182,240,000
Private placement offering per share																			$ 0.15
Stock issuance, service shares														1,466,208							879,628	2,345,836	6,163,823
Stock issuance, service value														$ 309,353	$ 269,085			$ 142,500			$ 879	$ 2,345	$ 6,164
Stock price														$ 0.21	$ 0.07			$ 0.162
Cashless conversion			753,750
Common Stock [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued															326,190			108,024
Cashless conversion					816,666
Common Stock [Member] | Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued															1,190,471			385,802
Common Stock [Member] | Kolodner [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued															595,236			192,901
Common Stock [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		1,041,667													595,236			192,901
Common Stock [Member] | Employees And Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued															1,136,940
Common Stock [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless conversion					1,666,666
Common Stock [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless conversion			251,250
Common Stock [Member] | Steven Delonga And John Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Private placement offering per share																			$ 0.15
Stock issuance, service shares																			446,623
Stock issuance, service value																			$ 66,993
Common Stock [Member] | David Lubin [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued warrants, value																			$ 37,500
Number of shares issued																			250,000
Private placement offering per share																			$ 0.15
Common Stock [Member] | Newbridge [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																			5,467,200
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant per share									$ 0.24
Issued warrants, value									$ 6,268
Number of shares issued									62,500
Warrants expiration date									Dec. 08, 2026
Purchase of preferred stock									$ 12,000
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock,par value	$ 0.001																			$ 0.001
Preferred Units, Description								From August 14, 2023 through December 11, 2023,
Purchase of warrants								62,500
Conversion of stock, shares converted								50,000
Common stock, par value	0.001							$ 0.001												0.001
Warrant term								3 years
Warrant per share	0.24																			0.24
Private placement offering per share	$ 12,000																			$ 12,000
Warrants outstanding	62,500																			62,500
Private placement offering	$ 1,952,000
Warrants shares	50,000																			50,000
Subscription Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant per share								$ 0.24
Subscription Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted								50,000